CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING ACTIVITIES
Net loss	$ (7,868,244)	$ (19,179,693)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation and amortization	250,309	250,346
Change in fair value of derivative liability warrants	1,387,500	0
Stock based compensation	122,391	0
Shares issued for services	2,396,814	3,540,000
Shares subscribed for services	720,000	0
Warrants issued for extinguishment of debt	1,111,706	3,408,559
Warrants issued for services	0	10,841,695
Increase (decrease) in:
Accounts receivable	8,075	0
Prepaid expenses	20,709	0
Right of use asset/liability	(208)	1,251
Accounts payable	143,432	110,701
Accrued expenses	23,046	65,413
NET CASH USED IN OPERATING ACTIVITIES	(1,684,470)	(961,729)
INVESTING ACTIVITIES
Purchase of license right	0	0
Purchase of property and equipment	0	0
NET CASH USED IN INVESTING ACTIVITIES	0	0
FINANCING ACTIVITIES
Repayment of notes payable	0	(250,000)
Shares issued for cash	0	1,266,000
Shares issued for cash for the conversion warrants	0	107,500
Cash received for stock subscription	0	2,500
NET CASH PROVIDED BY FINANCING ACTIVITIES	0	1,126,000
NET INCREASE (DECREASE) IN CASH	(1,684,470)	164,271
CASH AT BEGINNING OF PERIOD	3,791,302	2,179,558
CASH AT END OF PERIOD	2,106,832	2,343,829
SUPPLEMENTAL DISCLOSURES
Interest paid	0	0
Taxes paid (refunded)	$ 0	$ 0